Summary of significant accounting policies - Income Tax Expense (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Detailed Information About Income Taxes [Line Items]
Deferred tax expense	€ (958,000,000)	€ (768,000,000)	€ (350,000,000)
Temporary differences subject to GILTI
Disclosure Of Detailed Information About Income Taxes [Line Items]
Deferred tax expense	€ 0